SUPPLEMENT DATED AUGUST 4, 2022

TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2021, AS AMENDED AND RESTATED MAY 2, 2022,

AND AS FURTHER AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Defensive Bond Fund

(the “Fund”)

This supplement provides additional information to the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated August 31, 2021, as amended and restated May 2, 2022, and as further amended to date, and should be read in conjunction with such Summary Prospectus, Statutory Prospectus and Statement of Additional Information.

Portfolio Manager Change to the Fund

I.

As of July 31, 2022, Thomas H. Atteberry no longer serves as portfolio manager to the portion of the Fund subadvised by First Pacific Advisors, LP. To reflect this change, all references to Mr. Atteberry as a portfolio manager of the Fund are removed from the Summary Prospectus, Statutory Prospectus and Statement of Additional Information.

Please retain this supplement for future reference.